Investments in associates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments In Associates
Share of profit (loss) of associates	$ (3,689)
Associates net income (loss) for the year	$ (20,496)	$ (36,600)